ORDINARY SHARES	12 Months Ended
Sep. 30, 2016
ORDINARY SHARES
16.	ORDINARY SHARES

Under the share repurchase programs approved by the Company’s board of directors on November 20, 2008 and April 29, 2011, the Company is authorized to repurchase up to US$20,000 worth of its issued and outstanding American Depositary Shares (“ADSs”) from time to time in open-market transactions on NYSE. On August 18, 2015, the Board of Directors approved a share repurchase program which authorized the Company to repurchase up to US$10,000 of its issued and outstanding ADSs during a one-year period from August 18, 2015 to August 17, 2016. On November 11, 2015, the Board of Directors approved an increase to the share repurchase authorization of an additional US$10,000 to a total of US$20,000. On February 24, 2016, the Board of Directors approved to increase the size of the share repurchase program from US$20,000 to US$40,000. During the years ended September 30, 2014, 2015 and 2016, the Company repurchased nil, 1,137,236 and 11,326,460 ordinary shares at total considerations of US$nil, US$3,333 and US$36,760 respectively. Such shares were immediately canceled after the repurchase.

On March 11, 2014, the Company completed a follow-on public offering of ADSs by the Company and certain selling shareholders. Through the follow-on public offering, the Company issued and sold 6,000,000 ordinary shares, representing 1,500,000 ADSs at the price of US$21.00 per ADS. The net proceeds received by the Company, after deducting underwriting commissions and other professional service fees, amounted to US$29,088.